Note 1 - Summary of Significant Accounting Policies: Earnings Per Share (Policies)	6 Months Ended
Jun. 30, 2012
Policies
Earnings Per Share

Earnings Per Share

We follow the guidance of ASC 260, Earnings Per Share, to calculate and report basic and diluted earnings per share (“EPS”). Basic EPS is computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted EPS is computed by giving effect to all dilutive potential shares of common stock that were outstanding during the period. For us, dilutive potential shares of common stock consist of the incremental shares of common stock issuable upon the exercise of stock options and warrants for all periods, convertible notes payable and the incremental shares of common stock issuable upon the conversion of convertible preferred stock.

When discontinued operations, extraordinary items, and/or the cumulative effect of an accounting change are present, income before any of such items on a per share basis represents the “control number” in determining whether potential shares of common stock are dilutive or anti-dilutive. Thus, the same number of potential shares of common stock used in computing diluted EPS for income from continuing operations is used in calculating all other reported diluted EPS amounts. In the case of a net loss, it is assumed that no incremental shares would be issued because they would be anti-dilutive. In addition, certain options and warrants are considered anti-dilutive because the exercise prices were above the average market price during the period. Anti-dilutive shares are not included in the computation of diluted EPS, in accordance with ASC 260-10-45-17.

The following table shows the amounts used in computing earnings per common share and the average number of shares of dilutive potential common stock:

For the Three Months Ended June 30,	2012	2011

Net loss from continuing operations	($68,363)	($212,689)
Preferred stock dividends	---	---
Net loss available to common shareholders	($68,363)	($212,689)

Net income from discontinued operations	$22,234	$183,556
Preferred stock dividends	---	---
Net income available to common shareholders	$22,234	$183,556

Basic weighted average shares outstanding	77,993,935	68,770,657
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,770,657

For the Six Months Ended June 30,	2012	2011

Net loss from continuing operations	($200,839)	($384,226)
Preferred stock dividends	---	---
Net loss available to common shareholders	($200,839)	($384,226)

Net income from discontinued operations	$26,087	$224,899
Preferred stock dividends	---	---
Net income available to common shareholders	$26,087	$224,899

Basic weighted average shares outstanding	77,993,935	68,063,832
Dilutive effect of:
Stock options	---	---
Warrants	---	---
Diluted weighted average shares outstanding	77,993,935	68,063,832